Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	April 2013
Distribution Date	05/15/13
Transaction Month	10
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 30, 2012
Closing Date:		July 19, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:		$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%		July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%		January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%		September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%		March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%		March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%		October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$317,774,488.64	0.8148064	$275,281,177.07	0.7058492	$42,493,311.57
Class A-3 Notes	$469,000,000.00	1.0000000	$469,000,000.00	1.0000000	$-
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$1,039,004,488.64	0.7154545	$996,511,177.07	0.6861938	$42,493,311.57

Weighted Avg. Coupon (WAC)	4.48%		4.49%
Weighted Avg. Remaining Maturity (WARM)	45.66		44.80
Pool Receivables Balance	$1,100,188,326.49		$1,054,929,873.30
Remaining Number of Receivables	74,262		72,833

Adjusted Pool Balance	$1,082,296,342.33		$1,038,032,476.11

III. COLLECTIONS

Principal:
Principal Collections	$44,250,537.95
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$978,453.68
Total Principal Collections	$45,228,991.63

Interest:
Interest Collections	$4,085,412.83
Late Fees & Other Charges	$61,889.86
Interest on Repurchase Principal	$-
Total Interest Collections	$4,147,302.69

Collection Account Interest	$3,351.61
Reserve Account Interest	$607.76
Servicer Advances	$-

Total Collections	$49,380,253.69

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	April 2013
Distribution Date	05/15/13
Transaction Month	10
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$49,380,253.69
Reserve Account Release					$-
Total Available for Distribution					$49,380,253.69
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$916,823.61		$916,823.61	$916,823.61
Collection Account Interest					$3,351.61
Late Fees & Other Charges					$61,889.86
Total due to Servicer					$982,065.08

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$142,998.52		$142,998.52
Class A-3 Notes		$242,316.67		$242,316.67
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$508,124.69		$508,124.69	$508,124.69

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$47,788,755.34

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$42,493,311.57

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$42,493,311.57
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$42,493,311.57		$42,493,311.57
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$42,493,311.57		$42,493,311.57

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					5,295,443.77

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$17,891,984.16
Beginning Period Amount	$17,891,984.16
Current Period Amortization	$994,586.97
Ending Period Required Amount	$16,897,397.19
Ending Period Amount	$16,897,397.19
Next Distribution Date Amount	$15,934,801.22

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	April 2013
Distribution Date	05/15/13
Transaction Month	10
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$43,291,853.69	$41,521,299.04	$41,521,299.04
Overcollateralization as a % of Original Adjusted Pool	2.89%	2.78%	2.78%
Overcollateralization as a % of Current Adjusted Pool	4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.09%	72,173	98.80%	$1,042,300,249.67
30 - 60 Days	0.74%	538	0.97%	$10,231,971.75
61 - 90 Days	0.14%	101	0.19%	$1,972,473.19
91 + Days	0.03%	21	0.04%	$425,178.69
		72,833		$1,054,929,873.30
Total
Delinquent Receivables 61 + days past due	0.17%	122	0.23%	$2,397,651.88
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.13%	95	0.17%	$1,897,620.27
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.16%	119	0.20%	$2,316,615.35
Three-Month Average Delinquency Ratio	0.15%		0.20%

Repossession in Current Period		41		$823,665.20
Repossession Inventory		74		$647,056.82

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,007,915.24
Recoveries				$(978,453.68)
Net Charge-offs for Current Period				$29,461.56

Beginning Pool Balance for Current Period				$1,100,188,326.49

Net Loss Ratio				0.03%
Net Loss Ratio for 1st Preceding Collection Period				0.35%
Net Loss Ratio for 2nd Preceding Collection Period				0.66%
Three-Month Average Net Loss Ratio for Current Period				0.35%

Cumulative Net Losses for All Periods				$4,840,662.88
Cumulative Net Losses as a % of Initial Pool Balance				0.32%

Principal Balance of Extensions				$4,193,844.74
Number of Extensions				213

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